Dec. 30, 2015
Class A, Class C, Institutional Class and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund
Supplement to Summary Prospectuses
Neuberger Berman Alternative and Multi-Asset Class Funds ®

Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated February 28, 2015, as amended and supplemented

Neuberger Berman Absolute Return Multi-Manager Fund

Class A, Class C, Institutional Class and Class R6

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (“ARMM Fund”) and Neuberger Berman Long Short Multi-Manager Fund (”LSMM Fund” and, together with ARMM Fund, the “Funds”).  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

Addition of Secondary Index for ARMM Fund

The ARMM Fund is adding HFRX Global Hedge Fund Index as a secondary performance benchmark.  The following disclosure is added above the row relating to the S&P 500 Index in table entitled “Average Annual Total % Returns as of 12/31/14*” in the “Performance” section of the ARMM Fund’s Summary Prospectuses and Prospectuses:

	1 Year	Since Inception (5/15/2012)
HFRX Global Hedge Fund Index (reflects deduction for fees and expenses, but not taxes)	-0.58%	2.79%